Defined Contribution Plan (Details Narrative) (10-K) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
401 (k) [Member]
Employer contribution to defined contribution plan	$ 0	$ 0	$ 29,800	$ 8,700